Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 98,182	$ 88,812	$ 80,197	$ 86,695	$ 62,223	$ 66,993	$ 61,428	$ 54,580	$ 50,456	$ 50,000	$ 103,958
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	156,022	125,263	104,740	117,179	83,227	77,417	70,113	61,302	51,996	50,000	$ 179,681
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	56,109	54,671	55,189	61,521	61,726	56,765	52,624	52,834	53,001	50,000	$ 59,519
Lipper Balanced Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Lipper Balanced Funds Index
Accumulated Value	$ 91,205	$ 81,024	$ 74,509	$ 84,412	$ 66,760	$ 64,252	$ 60,168	$ 56,226	$ 50,747	$ 50,000	$ 100,777